DISCONTINUED OPERATIONS (Details 2) - USD ($)	9 Months Ended		12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
CONDENSED CONSOLIDATED BALANCE SHEETS
Current liabilities held for sale	$ 5,860,000		$ 11,680,000	$ 9,894,000
Deferred rent	1,744,000		1,579,000	1,239,000
Accounts payable and accrued expenses	13,797,000		11,651,000	16,542,000
Long-term liabilities held for sale			1,283,000	1,165,000
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash (used in) provided by continuing operations	4,876,000	$ (2,895,000)	(6,123,000)	5,020,000	$ 3,878,000
Net cash (used in) provided by discontinued operations	6,875,000	(3,550,000)	(4,210,000)	2,962,000	1,904,000
Net cash provided by (used in) operating activities	11,701,000	(6,445,000)	(10,333,000)	7,982,000	5,782,000
Net cash (used in) provided by continuing financing activities	(5,460,000)	3,587,000	7,151,000	49,037,000	(1,758,000)
Cash (used in) provided by discontinued financing activities	(6,476,000)	4,020,000	4,634,000	(2,307,000)	(509,000)
Net cash provided by (used in) financing activities	(11,936,000)	7,607,000	11,785,000	$ 46,730,000	$ (2,267,000)
As originally reported
CONDENSED CONSOLIDATED BALANCE SHEETS
Current liabilities held for sale	4,623,000		10,854,000
Deferred rent	2,981,000		2,830,000
Accounts payable and accrued expenses			12,477,000
Long-term liabilities held for sale			32,000
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash (used in) provided by continuing operations	4,036,000	(2,793,000)
Net cash (used in) provided by discontinued operations	7,665,000	(3,652,000)
Net cash provided by (used in) operating activities	11,701,000	(6,445,000)
Net cash (used in) provided by continuing financing activities	(4,620,000)	3,485,000
Cash (used in) provided by discontinued financing activities	(7,316,000)	4,122,000
Net cash provided by (used in) financing activities	(11,936,000)	7,607,000
Adjustment
CONDENSED CONSOLIDATED BALANCE SHEETS
Current liabilities held for sale	1,237,000		826,000
Deferred rent	(1,237,000)		(1,251,000)
Accounts payable and accrued expenses			(826,000)
Long-term liabilities held for sale			$ 1,251,000
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash (used in) provided by continuing operations	840,000	(102,000)
Net cash (used in) provided by discontinued operations	(840,000)	102,000
Net cash (used in) provided by continuing financing activities	(840,000)	102,000
Cash (used in) provided by discontinued financing activities	$ 840,000	$ (102,000)